PIMCO Total Return Fund
Administrative Class Shares

November 22, 2000

This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


What is the Fund's Investment Objective?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.


What is the Fund's principal investment strategy?

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


What are the principal risks of investing in the Fund?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:
* Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.
*	Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
*	Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.
*	Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
*	Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.
*	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
*	Mortgage Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.
*	Foreign Investment Risk: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.
*	Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.
*	Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.
*	Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.


How has the Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index andan index of similar funds. The bar chart and table show performance of the Fund's Administrative Class shares net of fees. For periods prior to the inception date of the Administrative Class (9/8/94), performance information is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

Calendar Year Total Returns
1990  1991   1992  1993   1994   1995   1996  1997  1998  1999
7.77% 19.29% 9.49% 12.27% -3.81% 19.38% 4.53% 9.89% 9.50% -0.53%

During the period shown in the bar chart, the highest quarterly return was 6.50% (3rd Quarter 1991) and the lowest quarterly return was -2.74%
(1st Quarter 1994). As of September 30, 2000, the Fund's year-to-date return was 6.86%.

Average Annual Total Returns
for the periods ended September 30, 2000
                        	1 year   	5 years   	10 years
Total Return Fund,
	Administrative Class   	6.85%		7.10%		9.05%
Lehman Brothers
 	Aggregate Bond Index1 	6.99%   	6.47%    	8.05%
Lipper Intermediate Investment
	Grade Debt Fund Avg.2 	5.75%   	5.54%     	7.58%

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
2 The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.


What are the Fund's Fees and Expenses?

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Fund:

Shareholder Fees
(fees paid directly from your investment) 	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets,
shown as a percentage of average
daily net assets)
Advisory Fee                             	0.25%
Distribution (12b-1) and/or Service Fees 	0.25%
Other Expenses1                          	0.29%
Total Annual Fund Operating Expenses     	0.79%

1 Other Expenses reflect an Administrative Fee of 0.18% and interest expense of 0.11% paid during the most recent fiscal year. Total Annual Fund Operating Expenses excluding interest expense is 0.68%. Interest expense is generally incurred as a result of investment management activities.

Example: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
                     	1 year	3 years	5 years	10 years
Total Return Fund,
 Administrative Class   $81    	$252   	$439   	$978


Who is the Fund's Investment Adviser?

Pacific Investment Management Company LLC ("PIMCO"),a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $207 billion in assets under management as of September 30, 2000. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

The Fund's portfolio is managed by William H. Gross. A Fixed Income Portfolio Manager, Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has managed the Total Return Fund since its inception on May 11, 1987.


How do I Buy Fund Shares?

The minimum initial investment to open an account directly with the Fund is $5 million. You may purchase Fund shares in one of the following ways:
*	Opening an account by completing and signing a Client Registration
Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.
*	Exchanging Administrative Class shares in any amount from another PIMCO
Funds account.
*	Additional purchases in any amount can be made by calling us at
1-800-927-4648 and wiring funds.


How do I Sell (Redeem) Fund Shares?

You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:
*	Sending a written request by mail to PIMCO Funds.
*	Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.
*	By sending a fax to our Shareholder Services department at
1-949-725-6830.


How are Fund Distributions Made and Taxed?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash by calling 1-800-927-4648. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


What other Services are Available from the Fund?

The Fund and PIMCO's Shareholder Services offer several programs to investors:
*	The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.
*	Account and Fund information is available 24 hours every day through
Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.
*	Information about PIMCO Funds can be obtained on PIMCO's Institutional
Web site at www.pimco.com.



PIMCO StocksPLUS Fund
Institutional Class Shares

November 22, 2000

This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


What is the Fund's Investment Objective?

The Fund seeks total return which exceeds that of the S&P 500.


What is the Fund's principal investment strategy?

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange-traded funds based on the S&P 500, such as Standard & Poor's Depository Receipts.

Assets not invested in equity securities or derivatives may be invested in fixed income instruments. The Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find adiscussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


What are the principal risks of investing in the Fund?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:
*	Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Equity securities generally have greater price volatility than fixed income securities. Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining, the
Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.
*	Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
*	Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.
*	Credit Risk: The Fund could lose money if the issuer or
guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its
financial obligations.
*	Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.
*	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
*	Foreign Investment Risk: When the Fund invests in foreign
securities, it may experience more rapid and extreme changes in value than if it invested exclusively in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the
Fund's investments in a foreign country.
*	Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.
*	Mortgage Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have toreinvest that money at the lower prevailing interest rates.
*	Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.
*	Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.


How has the Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

Calendar Year Total Returns
1994   1995   1996   1997   1998   1999
2.92%  40.52% 23.07% 32.85% 28.33% 20.13%

During the period shown in the bar chart, the highest quarterly return was 21.45% (4th Quarter 1998) and the lowest quarterly return was -9.77%
(3rd Quarter 1998). As of September 30, 2000, the end of the most recent calendar quarter, the Fund's year-to-date return was -1.07%.

Average Annual Total Returns
for the periods ended September 30, 2000
                             	1 year		5 years		SinceInception3
StocksPLUS Fund,
 	Institutional Class	13.15%  	21.61%  	20.39%
S&P 500 Index1                  13.28%  	21.69%  	19.69%
Lipper Large Cap Core
 	Fund Avg.2 	        18.50% 		19.97%		17.80%

1 The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index.
2 The Lipper Large Cap Core Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least
75% of their equity assets in companies with market capitalizations (on a three year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges.
3 The Fund began operations on 5/13/93. Index comparisons began on 4/30/93.


What are the Fund's Fees and Expenses?

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)    	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets,
shown as a percentage of average
daily net assets)
Advisory Fee                                	0.40%
Distribution (12b-1) and/or Service Fees     	None
Other Expenses1                             	0.25%
Total Annual Fund Operating Expenses        	0.65%

1 Other Expenses reflect a 0.25% Administrative Fee paid by the class.
Example: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                            1 year 	3 years 	5 years  10 years
 StocksPLUS Fund,
  Institutional Class         	$66    	$208    	$362      $810


Who is the Fund's Investment Adviser?

Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $207 billion in assets under management as of September 30, 2000. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

The Fund's portfolio is managed by a team led by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has led the team managing the StocksPLUS Fund since January, 1998.


How do I Buy Fund Shares?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:
*	Opening an account by completing and signing a Client Registration
Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.
*	Exchanging Institutional Class shares in any amount from another PIMCO
Funds account.
*	Additional purchases in any amount can be made by calling us at
1-800-927-4648 and wiring funds.


How do I Sell (Redeem) Fund Shares?

You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:
*	Sending a written request by mail to PIMCO Funds.
*	Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.
*	By sending a fax to our Shareholder Services department at
1-949-725-6830.


How are Fund Distributions Made and Taxed?

The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash by calling 1-800-927-4648. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


What other Services are Available from the Fund?

The Fund and PIMCO's Shareholder Services offer several programs to investors:
*	The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.
*	Account and Fund information is available 24 hours every day through
Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.
*	Information about PIMCO Funds can be obtained on PIMCO's Institutional
Web site at www.pimco.com.



PIMCO Real Return Bond Fund
Institutional Class Shares

November 22, 2000

This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


What is the Fund's Investment Objective?

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.


What is the Fund's principal investment strategy?

The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("real duration") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. There is no limit on the real duration of the Fund, but it is expected that the average real duration of the Fund will normally vary approximately within the range of the average real duration of all inflation-indexed bonds issued by the U.S. Treasury in the aggregate, which as of September 30, 2000 was 8.70 years. For point of reference, it is expected that the average portfolio duration (as opposed to real duration) of the Fund will generally vary within a one- to five-year time frame, although this range is subject to change.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations incurrency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller numberof issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


What are the principal risks of investing in the Fund?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:
*	Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.
*	Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
*	Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.
*	Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
*	Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.
*	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
*	Issuer Non-Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
*	Foreign Investment Risk: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments
in a foreign country.
*	Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.
*	Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.
*	Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.


How has the Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

Calendar Year Total Returns
1998   1999
5.21%  5.72%

During the period shown in the bar chart, the highest quarterly return was 3.19% (3rd Quarter 1998) and the lowest quarterly return was -0.05% (4th Quarter 998). As of September 30, 2000, the Fund's year-to-date return was 9.62%.

Average Annual Total Returns
for the periods ended September 30, 2000
                                  	1 year    	Since Inception3
Real Return Bond Fund,
 	Institutional Class             10.05%   	6.72%
Lehman Brothers Inflation
	Linked Treasury Index1           9.05%   	4.82%
Lipper Short U.S.
	Government Fund Avg.2            5.67%   	5.03%

1 The Lehman Brothers Inflation Linked Treasury Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market with an average duration of 1.81 years as of 9/30/00. It is not possible to invest directly in the index.
2 The Lipper Short U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years. It does not take into account sales charges.
3 The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.


What are the Fund's Fees and Expenses?

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)   	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets,
shown as a percentage of average
daily net assets)
Advisory Fee                               	0.25%
Distribution (12b-1) and/or Service Fees    	None
Other Expenses1                            	0.28%
Total Annual Fund Operating Expenses       	0.53%

1 Other Expenses reflect an Administrative Fee of 0.25% and interest expense of 0.03% paid during the most recent fiscal year. Total Annual Fund Operating Expenses excluding interest expense is 0.50%. Interest expense is generally incurred as a result of investment management activities.
Example: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                      		1 year 	3 years	5 years	10 years
Real Return Bond Fund,
  Institutional Class		$54    	$170	$296	$665


Who is the Fund's Investment Adviser?

Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $207 billion in assets under management as of September 30, 2000. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is an Executive Vice President of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since that time from 1992-1998. He has managed the Real Return Bond Fund since its inception in January 1997.


How do I Buy Fund Shares?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:
*	Opening an account by completing and signing a Client Registration
Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.
*	Exchanging Institutional Class shares in any amount from another PIMCO
Funds account.
*	Additional purchases in any amount can be made by calling us at
1-800-927-4648 and wiring funds.


How do I Sell (Redeem) Fund Shares?

You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:
*	Sending a written request by mail to PIMCO Funds.
*	Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.
*	By sending a fax to our Shareholder Services department at 1-949-725-6830.


How are Fund Distributions Made and Taxed?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash by calling 1-800-927-4648. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


What other Services are Available from the Fund?

The Fund and PIMCO's Shareholder Services offer several programs to investors:
*	The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.
*	Account and Fund information is available 24 hours every day through
Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.
*	Information about PIMCO Funds can be obtained on PIMCO's Institutional
Web site at www.pimco.com.



PIMCO Municipal Bond Fund
Institutional Class Shares

November 22, 2000

This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


What is the Fund's Investment Objective?

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.


What is the Fund's principal investment strategy?

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least
Ba by Moody's or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California and New York, it will be subject to California and New York State Specific Risk. The average portfolio duration of the Fund normally varies within a three- to ten-year time frame, based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts, or swap agreements on U.S. Government securities and municipal bonds, and invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtainmarket exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

Additional information about the Fund's investments isavailable in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


What are the principal risks of investing in the Fund?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:
*	Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.
*	Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
*	Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.
*	Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
 *	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell illiquid securities at an advantageous time or price.
*	Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.
*	Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.
*	Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.
*	California State Specific Risk: To the extent that the Fund concentrates its investments in California municipal bonds, it may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes limit the taxing and spending authority of California governmental agencies. While California's economy is broad, it may be sensitive to economic problems affecting those industries concentrated in California.
*	New York State Specific Risk: To the extent that the Fund concentrates its investments in New York municipal bonds, it may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall.


How has the Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns ofa broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performanceis no guarantee of future results.

Calendar Year Total Returns
1998    1999
6.07%   -3.72%

During the period shown in the bar chart, the highest quarterly return was 3.33% (3rd Quarter 1998) and the lowest quarterly return was -2.36%
(2nd Quarter 1999). As of September 30, 2000, the Fund's year-to-date return was 7.04%.

Average Annual Total Returns
for the periods ended September 30, 2000
                                  	1 year   Since Inception3
Municipal Bond Fund,
 	Institutional Class             5.78%    3.30%
Lehman General Municipal
 Bond Index1                       	6.18%	 4.07%
Lipper General Municipal
 	Fund Avg.2                      4.74%	 2.46%

1 The Lehman General Municipal Bond Index is an unmanaged index of municipal bonds with an average duration of 7.5 years as of 9/30/00.
It is not possible to invest directly in the index.
2 The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.
3 The Fund began operations on 12/31/97.


What are the Fund's Fees and Expenses?

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)     	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets,
shown as a percentage of average
daily net assets)
Advisory Fee                                  	0.25%
Distribution (12b-1) and/or Service Fees      	None
Other Expenses1                              	0.25%
Total Annual Fund Operating Expenses         	0.50%

1 Other Expenses reflect a 0.25% Administrative Fee paid by the class.
Example: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                              	1 year  3 years 	5 years 	10 years
Municipal Bond Fund,
  Institutional Class		$51    	$160		$280     	$628


Who is the Fund's Investment Adviser?

Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $207 billion in assets under management as of September 30, 2000. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

The Fund's portfolio is managed by Mark McCray. Mr. McCray is a Senior Vice President of PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to that, he was a bond trader from 1992-1999 at Goldman Sachs & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with responsibility for the firm's proprietary account and supervised municipal bond traders. He has managed the Municipal Bond Fund since April 2000.


How do I Buy Fund Shares?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:
*	Opening an account by completing and signing a Client Registration
Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.
*	Exchanging Institutional Class shares in any amount from another PIMCO
Funds account.
*	Additional purchases in any amount can be made by calling us at
1-800-927-4648 and wiring funds.


How do I Sell (Redeem) Fund Shares?

You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:
*	Sending a written request by mail to PIMCO Funds.
*	Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.
*	By sending a fax to our Shareholder Services department at
1-949-725-6830.


How are Fund Distributions Made and Taxed?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash by calling 1-800-927-4648.

Dividends paid to shareholders of the Fund and derived from Municipal Bond interest are expected to be designated by the Fund as "exempt-interest dividends" and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for "exempt-interest dividends" from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes. The interest on "private activity" bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from "private activity" bonds will not be exempt from federal income tax.

Dividends derived from taxable interest or capital gains will be subject to federal income tax. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


What other Services are Available from the Fund?

The Fund and PIMCO's Shareholder Services offer several programs to investors:
*	The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.
*	Account and Fund information is available 24 hours every day through
Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.
*	Information about PIMCO Funds can be obtained on PIMCO's Institutional
Web site at www.pimco.com.



PIMCO Low Duration Fund
Institutional Class Shares

November 22, 2000

This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


What is the Fund's Investment Objective?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.


What is the Fund's principal investment strategy?

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


What are the principal risks of investing in the Fund?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:
*	Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease.  Securities with longer durations tend to be more sensitive to changes in interest rates.
*	Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
*	Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.
*	Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
*	Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.
*	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
*	Mortgage Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.
*	Foreign Investment Risk: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.
*	Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.
*	Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.
*	Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.


How has the Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

Calendar Year Total Returns
1990   1991   1992   1993   1994   1995   1996   1997   1998   1999
9.05%  13.46% 7.69%  7.76%  0.63%  11.93% 6.14%  8.24%  7.16%  2.97%

During the period shown in the bar chart, the highest quarterly return was 3.90% (3rd Quarter 1991) and the lowest quarterly return was -0.32%
(1st Quarter 1994). As of September 30, 2000, the Fund's year-to-date return was 5.44%.

Average Annual Total Returns
for the periods ended September 30, 2000
                                 	1 year 	5 years 	10 years
Low Duration Fund,
 Institutional Class               	6.55%   6.63%    	7.40%
Merrill Lynch 1-3 Year
 Treasury Index1  	                5.79%   5.89%     	6.48%
Lipper Short Investment
 	Grade Debt Fund Avg.2           5.73%  	5.42%    	6.29%

1 The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
2 The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.


What are the Fund's Fees and Expenses?

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)     	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets,
shown as a percentage of average
daily net assets)
Advisory Fee                                 	0.25%
Distribution (12b-1) and/or Service Fees      	None
Other Expenses1                              	0.26%
Total Annual Fund Operating Expenses         	0.51%

1 Other Expenses reflect an Administrative Fee of 0.18% and interest expense of 0.08% paid during the most recent fiscal year. Total Annual Fund Operating Expenses excluding interest expense is 0.43%. Interest expense is generally incurred as a result of investment management activities.
Example: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                            1 year	3 years 	5 years 	10 years
 Low Duration Fund,
  Institutional Class       $52		$164    	$285     	$640


Who is the Fund's Investment Adviser?

Pacific Investment Management Company LLC ("PIMCO"),a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $207 billion in assets under management as of September 30, 2000. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

The Fund's portfolio is managed by William H. Gross. A Fixed Income Portfolio Manager, Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has managed the Low Duration Fund since its inception in May 1987.


How do I Buy Fund Shares?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:
*	Opening an account by completing and signing a Client Registration
Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.
*	Exchanging Institutional Class shares in any amount from another PIMCO
Funds account.
*	Additional purchases in any amount can be made by calling us at
1-800-927-4648 and wiring funds.


How do I Sell (Redeem) Fund Shares?

You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:
*	Sending a written request by mail to PIMCO Funds.
*	Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.
*	By sending a fax to our Shareholder Services department at
1-949-725-6830.


How are Fund Distributions Made and Taxed?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash by calling 1-800-927-4648. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


What other Services are Available from the Fund?

The Fund and PIMCO's Shareholder Services offer several programs to investors:
*	The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.
*	Account and Fund information is available 24 hours every day through
Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.
*	Information about PIMCO Funds can be obtained on PIMCO's Institutional
Web site at www.pimco.com.



PIMCO High Yield Fund
Institutional Class Shares

November 22, 2000

This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.
What is the Fund's Investment Objective?
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.


What is the Fund's principal investment strategy?

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. The Fund may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest up to 15% of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


What are the principal risks of investing in the Fund?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:
*	Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.
*	Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
*	High Yield Risk: The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), and may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk).
*	Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.
*	Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
*	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
*	Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.
*	Mortgage Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.
*	Foreign Investment Risk: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.
*	Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.,S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.
*	Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.
*	Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.


How has the Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

Calendar Year Total Returns
1993   1994   1995   1996   1997   1998   1999
18.70% 2.39%  20.68% 11.68% 13.21% 6.54%  2.82%

During the period shown in the bar chart, the highest quarterly return was 6.27% (1st Quarter 1993) and the lowest quarterly return was -1.76%
(3rd Quarter 1998). As of September 30, 2000, the Fund's year-to-date return was 1.35%.

Average Annual Total Returns
for the periods ended September 30, 2000

                                  1 year	5 years		Since Inception3
High Yield Fund,
 	Institutional Class       3.17%    	7.95%		9.77%
Lehman Intermediate BB
 	rated Corporate Index1    5.31%    	7.19% 		8.48%
Lipper High Current Yield
 	Fund Avg.2                0.00% 	5.49%		7.24%

1 The Lehman Brothers Intermediate BB rated Corporate Index is an unmanaged index comprised of various fixed income securities rated BB with an average duration of 4.35 years as of 9/30/00. It is not possible to invest directly in the index.
2 The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.
3 The Fund began operations on 12/16/92. Index comparisons began on 12/31/92.


What are the Fund's Fees and Expenses?

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)          	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets,
shown as a percentage of average
daily net assets)
Advisory Fee                                      	0.25%
Distribution (12b-1) and/or Service Fees           	None
Other Expenses1                                   	0.25%
Total Annual Fund Operating Expenses              	0.50%

1 Other Expenses reflect a 0.25% Administrative Fee paid by the class.
Example: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                        	1 year 	3 years 	5 years 	10 years
 High Yield Fund,
  Institutional Class           $51    	$160    	$280     	$628



Who is the Fund's Investment Adviser?

Pacific Investment Management Company LLC ("PIMCO"),a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $207 billion in assets under management as of September 30, 2000. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

The Fund's portfolio is managed by Benjamin Trosky. Mr. Trosky is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1990, and has managed fixed income accounts for various institutional clients and funds since that time. He has managed the High Yield Fund since December 1992.


How do I Buy Fund Shares?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:
*	Opening an account by completing and signing a Client Registration
Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.
*	Exchanging Institutional Class shares in any amount from another PIMCO
Funds account.
*	Additional purchases in any amount can be made by calling us at
1-800-927-4648 and wiring funds.


How do I Sell (Redeem) Fund Shares?

You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:
*	Sending a written request by mail to PIMCO Funds.
*	Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.
*	By sending a fax to our Shareholder Services department at 1-949-725-6830.


How are Fund Distributions Made and Taxed?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash by calling 1-800-927-4648. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


What other Services are Available from the Fund?

The Fund and PIMCO's Shareholder Services offer several programs to investors:
*	The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.
*	Account and Fund information is available 24 hours every day through
Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.
*	Information about PIMCO Funds can be obtained on PIMCO's Institutional
Web site at www.pimco.com.



PIMCO Total Return Fund
Institutional Class Shares

November 22, 2000

This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


What is the Fund's Investment Objective?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.


What is the Fund's principal investment strategy?

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


What are the principal risks of investing in the Fund?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:
*	Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.
*	Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
*	Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.
*	Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
*	Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.
*	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
*	Mortgage Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.
*	Foreign Investment Risk: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.
*	Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.
*	Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.
*	Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.


How has the Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

Calendar Year Total Returns
1990   1991   1992   1993   1994   1995   1996   1997   1998   1999
8.05%  19.55% 9.73%  12.51% -3.58% 19.77% 4.69%  10.16% 9.76%  -0.28

During the period shown in the bar chart, the highest quarterly return was 6.66% (3rd Quarter 1991) and the lowest quarterly return was -2.69%
(1st Quarter 1994). As of September 30, 2000, the Fund's year-to-date return was 7.06%.

Average Annual Total Returns
for the periods ended September 30, 2000
                                  1 year 	5 years 	10 years
Total Return Fund,
 Institutional Class              7.12%   	7.35%    	9.32%
Lehman Brothers
 	Aggregate Bond Index1     6.99%   	6.47%    	8.05%
Lipper Intermediate Investment
 	Grade Debt Fund Avg.2     5.75%   	5.54%    	7.58%

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
2 The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.


What are the Fund's Fees and Expenses?

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)          	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets,
shown as a percentage of average
daily net assets)
Advisory Fee                                      	0.25%
Distribution (12b-1) and/or Service Fees           	None
Other Expenses1                                   	0.29%
Total Annual Fund Operating Expenses              	0.54%

1 Other Expenses reflect an Administrative Fee of 0.18% and interest expense of 0.11% paid during the most recent fiscal year. Total Annual Fund Operating Expenses excluding interest expense is 0.43%. Interest expense is generally incurred as a result of investment management activities.
Example: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                      	1 year	3 years		5 years		10 years
 Total Return Fund,
  Institutional Class   $55    	$173    	$302     	$677


Who is the Fund's Investment Adviser?

Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $207 billion in assets under management as of September 30, 2000. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

The Fund's portfolio is managed by William H. Gross. A Fixed Income Portfolio Manager, Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has managed the Total Return Fund since its inception on May 11, 1987.


How do I Buy Fund Shares?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:
*	Opening an account by completing and signing a Client Registration
Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.
*	Exchanging Institutional Class shares in any amount from another PIMCO
Funds account.
*	Additional purchases in any amount can be made by calling us at
1-800-927-4648 and wiring funds.


How do I Sell (Redeem) Fund Shares?

You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:
*	Sending a written request by mail to PIMCO Funds.
*	Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.
*	By sending a fax to our Shareholder Services department at 1-949-725-6830.


How are Fund Distributions Made and Taxed?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash by calling 1-800-927-4648. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


What other Services are Available from the Fund?

The Fund and PIMCO's Shareholder Services offer several programs to investors:
*	The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.
*	Account and Fund information is available 24 hours every day through
Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.
*	Information about PIMCO Funds can be obtained on PIMCO's Institutional
Web site at www.pimco.com.



PIMCO Foreign Bond Fund
Institutional Class Shares

November 22, 2000

This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


What is the Fund's Investment Objective?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.


What is the Fund's principal investment strategy?

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 85% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund's foreign country and currencycompositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. Duration is ameasure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


What are the principal risks of investing in the Fund?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:
*	Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.
*	Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
*	Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.
*	Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
*	Foreign Investment Risk: The Fund may experience more rapid and extreme changes in value than a Fund that invests in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.
*	Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.
*	Issuer Non-Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
*	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
*	Mortgage Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.
*	Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.
*	Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.
*	Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.


How has the Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

Calendar Year Total Returns
1993   1994   1995   1996   1997   1998   1999
16.40% -7.30% 21.22% 18.89% 9.60%  10.03% 1.57%

During the period shown in the bar chart, the highest quarterly return was 7.23% (4th Quarter 1995) and the lowest quarterly return was -4.22% (1st Quarter 1994). As of September 30, 2000, the end of the most recent calendar quarter, the Fund's year-to-date return was 5.76%.

Average Annual Total Returns
for the periods ended September 30, 2000

                                  1 year	5 years  	Since Inception3
Foreign Bond Fund,
 Institutional Class              7.63%  	10.60%  	9.63%
J.P. Morgan Non-U.S.
 Index (Hedged)1                  6.95%   	9.61%  		8.98%
Lipper International Income
 Fund Avg.2                      -3.90%   	3.24% 		5.31%

1 The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets with an average duration of 5.68 years as of 9/30/00. It is not possible to invest directly in the index.
2 The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges.
3 The Fund began operations on 12/3/92. Index comparisons began on 11/30/92.


What are the Fund's Fees and Expenses?

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)           	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets,
shown as a percentage of average
daily net assets)
Advisory Fee                                       	0.25%
Distribution (12b-1) and/or Service Fees            	None
Other Expenses1                                    	0.44%
Total Annual Fund Operating Expenses                	0.69%

1 Other Expenses reflect an Administrative Fee of 0.25% and interest expense of 0.19% paid during the most recent fiscal year. Total Annual Fund Operating Expenses excluding interest expense is 0.50%. Interest expense is generally incurred as a result of investment management activities.
Example: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                       		1 year 	3 years 	5 years 	10 years
 Foreign Bond Fund,
  Institutional Class 	        $70    	$221    	$384     	$859


Who is the Fund's Investment Adviser?

Pacific Investment Management Company LLC ("PIMCO"),a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $207 billion in assets under management as of September 30, 2000. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

The Fund's portfolio is managed by Lee R. Thomas, III. Mr. Thomas is a Managing Director and Senior International Portfolio Manager of PIMCO. He joined PIMCO as a Portfolio Manager in 1995, and has managed fixed income accounts for various institutional clients and funds since that time. He has managed the Foreign Bond Fund since July 13, 1995. Prior to joining PIMCO, he was associated with Investcorp as a member of the management committee responsible for global securities and foreign exchange trading.


How do I Buy Fund Shares?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:
*	Opening an account by completing and signing a Client Registration
Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.
*	Exchanging Institutional Class shares in any amount from another PIMCO
Funds account.
*	Additional purchases in any amount can be made by calling us at
1-800-927-4648 and wiring funds.


How do I Sell (Redeem) Fund Shares?

You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:
*	Sending a written request by mail to PIMCO Funds.
*	Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.
*	By sending a fax to our Shareholder Services department at 1-949-725-6830.


How are Fund Distributions Made and Taxed?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash by calling 1-800-927-4648. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


What other Services are Available from the Fund?

The Fund and PIMCO's Shareholder Services offer several programs to investors:
*	The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.
*	Account and Fund information is available 24 hours every day through
Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.
*	Information about PIMCO Funds can be obtained on PIMCO's Institutional
Web site at www.pimco.com.



PIMCO Convertible Fund
Institutional Class Shares

November 22, 2000

This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


What is the Fund's Investment Objective?

The Fund seeks maximum total return, consistent with prudent investment management.


What is the Fund's principal investment strategy?

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation.
The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's or CCC or higher by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may only invest up to 10% of its assets in convertible securities rated Caa or CCC or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 35% of its assets in common stock or in other fixed income instruments (e.g., government and corporate debt securities, and asset-backed securities).

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, and may invest in asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strate- gy designed to reduce exposure to other risks, such as interest rate or currency risk. The
Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs and dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


What are the principal risks of investing in the Fund?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:
*	Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.
*	Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
*	Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.
*	Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
*	High Yield Risk: The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), and may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk).
*	Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.
*	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
*	Smaller Company Risk: The general risks associated with securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities.
*	Foreign Investment Risk: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.
*	Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.
*	Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.
*	Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.


How has the Fund performed?

As the Fund commenced operations in April 1999, it does not yet have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.


What are the Fund's Fees and Expenses?

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)            	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets,
shown as a percentage of average
daily net assets)
Advisory Fee                                        	0.40%
Distribution (12b-1) and/or Service Fees             	None
Other Expenses1                                     	0.29%
Total Annual Fund Operating Expenses                	0.69%
Expense Reduction2                                	(0.04)%
Net Portfolio Operating Expenses                    	0.65%

1 Other Expenses reflect a 0.25% Administrative Fee and 0.04% organizational expense paid by the class.
2 PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce Total Annual Fund Operating Expenses to the extent they would exceed 0.65% due to the payment of organizational expenses and Trustees fees. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
Example: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                            1 year 	3 years 	5 years 	10 years
 Convertible Fund,
  Institutional Class       $66    	$217    	$380     	$855


Who is the Fund's Investment Adviser?

Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $207 billion in assets under management as of September 30, 2000. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

The Fund's portfolio is managed by Sandra K. Durn. Ms. Durn is a Senior Vice President of PIMCO. She joined PIMCO as a Portfolio Manager in 1999 and has managed the Convertible Fund since its inception in March 1999. Prior to joining PIMCO, she was associated with Nicholas-Applegate Capital Management where she was a Convertible Securities Portfolio Manager from 1995 to 1999, and a Quantitative Analyst since 1994.


How do I Buy Fund Shares?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:
*	Opening an account by completing and signing a Client Registration
Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.
*	Exchanging Institutional Class shares in any amount from another PIMCO
Funds account.
*	Additional purchases in any amount can be made by calling us at
1-800-927-4648 and wiring funds.


How do I Sell (Redeem) Fund Shares?

You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:
*	Sending a written request by mail to PIMCO Funds.
*	Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.
*	By sending a fax to our Shareholder Services department at 1-949-725-6830.


How are Fund Distributions Made and Taxed?

The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash by calling 1-800-927-4648. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


What other Services are Available from the Fund?

The Fund and PIMCO's Shareholder Services offer several programs to investors:
*	The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.
*	Account and Fund information is available 24 hours every day through
Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.
*	Information about PIMCO Funds can be obtained on PIMCO's Institutional
Web site at www.pimco.com.